STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options and Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. First Financial recorded share-based compensation expense of $5.4 million for the years ended December 31, 2017 and December 31, 2016 and $4.0 million for the year ended December 31, 2015, within salaries and employee benefits expense related to stock options and restricted stock awards. Total unrecognized compensation cost related to non-vested share-based compensation was $5.5 million at December 31, 2017 and is expected to be recognized over a weighted average period of 1.9 years.

As of December 31, 2017, First Financial had three active stock-based compensation plans: the 1999 Plan, the 2012 Stock Plan, and the Amended and Restated 2012 Stock Plan (each as described below), however additional awards may only be granted under the Amended and Restated 2012 Stock Plan.

The 1999 Stock Incentive Plan for Officers and Employees (the 1999 Plan) provided incentive stock options, non-qualified stock options and stock awards to certain key employees of First Financial for up to 7,507,500 common shares. The options become exercisable at a rate of 25% per year on the anniversary date of the grant and remain outstanding for 10 years after the initial grant date with all options expiring at the end of the exercise period. No additional awards may be granted under the 1999 Plan. At December 31, 2017, 11,800 options were outstanding under the 1999 Plan, all of which expire on or before February 14, 2018.

On May 22, 2012, shareholders approved the First Financial Bancorp. 2012 Stock Plan and amendments to the 2009 Non-Employee Director Plan. At December 31, 2017, there were no shares available for issuance under the 2012 stock plan.

On May 23, 2017, the shareholders amended and restated the 2012 Stock Plan as the First Financial Bancorp. Amended and Restated 2012 Stock Plan. At December 31, 2017, there were 2,154,251 shares available for issuance under the Amended and Restated 2012 Stock Plan.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of stock options granted. In addition to the stock option strike price, the Black-Scholes valuation model incorporates the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding, and is based on historical trends. No options were granted in 2017, 2016 or 2015.

Stock option activity for the year ended December 31, 2017, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	113,307	$12.08
Granted	0	0.00
Exercised	(101,507)	12.13
Forfeited or expired	0	0.00
Outstanding at end of year	11,800	$11.64	0.12	$174
Exercisable at end of year	11,800	$11.64	0.12	$174

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2017	2016	2015
Total intrinsic value of options exercised	$1,533	$661	$492
Cash received from exercises	$341	$801	$744
Tax benefit from exercises	$1,991	$1,958	$1,488

Restricted stock awards are recorded at fair value as of the grant date as a component of shareholders' equity and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors may require a service period to be met, and certain awards may also require performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2017		2016		2015
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	648,817	$17.82	643,641	$17.21	494,452	$16.43
Granted	234,529	27.36	317,695	18.13	439,674	17.65
Vested	(307,825)	18.12	(263,713)	16.82	(227,905)	16.45
Forfeited	(107,149)	21.18	(48,806)	17.37	(62,580)	16.58
Nonvested at end of year	468,372	$21.63	648,817	$17.82	643,641	$17.21

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The fair value of restricted stock vested during 2017, 2016 and 2015 was $5.6 million, $4.4 million and $3.8 million, respectively.